CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Collaboration revenue	$ 15,753	$ 12,998
Operating expenses:
Research and development, net	16,982	15,918
General and administrative	20,582	7,572
Total operating expenses	37,564	23,490
Net loss from operations	(21,811)	(10,492)
Loss from equity method investment	(302)
Finance income (expense), net	328	(409)
Net loss before taxes	(21,785)	(10,901)
Income tax expense		(1)
Net loss	$ (21,785)	$ (10,902)
Net loss per share, basic and diluted	$ (2.16)	$ (3.53)
Weighted-average shares outstanding, basic and diluted	10,069	3,087
Comprehensive loss:
Net loss	$ (21,785)	$ (10,902)
Unrealized gain (loss) on short-term investments	3	(3)
Comprehensive loss	$ (21,782)	$ (10,905)